Revenue Recognition (Details) - Schedule of disaggregated revenue by product and services - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of disaggregated revenue by product and services [Abstract]
Product sales and rentals	$ 840	$ 2,792	$ 6,854	$ 15,357
Services	1,264	1,416	5,556	5,790
License, royalty and other	556		1,868
Net revenues	$ 2,660	$ 4,208	$ 14,278	$ 21,147